Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.1% OF NET ASSETS

Australia 3.1%
AGL Energy Ltd.	7,517	43,740
ALS Ltd.	69,385	1,047,244
Ansell Ltd.	1,825	41,912
Aristocrat Leisure Ltd.	9,286	417,360
Atlas Arteria Ltd.	4,949	17,478
Aurizon Holdings Ltd.	21,410	62,962
Beach Energy Ltd.	26,144	16,813
BHP Group Ltd.	81,550	3,437,378
BlueScope Steel Ltd.	7,016	160,921
Brambles Ltd.	24,823	340,763
Charter Hall Group	9,231	150,942
Cleanaway Waste Management Ltd.	27,184	44,641
Cochlear Ltd.	1,261	105,682
Codan Ltd.	34,223	961,215
Coles Group Ltd.	16,932	286,032
Computershare Ltd.	25,751	739,906
CSL Ltd.	6,463	558,793
Downer EDI Ltd.	9,025	49,100
Dyno Nobel Ltd.	27,899	73,846
Endeavour Group Ltd.	15,835	38,649
Evolution Mining Ltd.	39,995	317,133
Fortescue Ltd.	30,717	398,592
Genesis Minerals Ltd. *	514,903	2,062,696
Goodman Group	36,937	768,988
Harvey Norman Holdings Ltd.	5,946	20,479
HUB24 Ltd.	3,756	223,654
IGO Ltd. *	12,374	59,554
Iluka Resources Ltd.	4,156	17,573
Insurance Australia Group Ltd.	84,460	503,228
JB Hi-Fi Ltd.	2,106	121,152
Lottery Corp. Ltd.	26,783	104,935
Magellan Financial Group Ltd.	7,927	53,056
Medibank Pvt Ltd.	133,365	483,414
Netwealth Group Ltd.	5,834	88,061
New Hope Corp. Ltd.	6,944	25,359
NEXTDC Ltd. *	169,889	1,597,907
Northern Star Resources Ltd.	253,100	3,507,662
NRW Holdings Ltd.	196,608	963,173
Origin Energy Ltd.	18,982	143,208
Paladin Energy Ltd. *	266,753	1,763,413
PLS Group Ltd. *	190,330	553,028
Pro Medicus Ltd.	1,099	125,021
Qantas Airways Ltd.	11,685	81,316
QBE Insurance Group Ltd.	45,365	786,845
REA Group Ltd.	1,116	126,035
Reece Ltd.	2,496	28,025
Region Group	17,615	29,450
Rio Tinto Ltd.	6,934	826,406
SEEK Ltd.	4,418	45,584
SGH Ltd.	1,941	60,027
Sims Ltd.	2,840	50,727
Sonic Healthcare Ltd.	4,990	76,369
South32 Ltd.	87,209	278,031
Steadfast Group Ltd.	40,679	145,377
Stockland	35,777	107,094
Technology One Ltd.	4,307	93,938
Telix Pharmaceuticals Ltd. *	2,383	23,677
SECURITY	NUMBER OF SHARES	VALUE ($)
Telstra Group Ltd.	58,242	205,616
TPG Telecom Ltd.	4,793	12,033
Transurban Group	33,087	343,601
Treasury Wine Estates Ltd.	9,414	32,559
Vicinity Ltd.	72,905	137,014
Washington H Soul Pattinson & Co. Ltd.	3,317	107,653
Wesfarmers Ltd.	17,970	1,125,557
Whitehaven Coal Ltd.	258,739	1,277,795
WiseTech Global Ltd.	2,922	75,314
Woodside Energy Group Ltd.	20,312	475,401
Woolworths Group Ltd.	17,595	490,999
Worley Ltd.	4,921	36,526
Yancoal Australia Ltd.	6,177	24,339
		29,599,971

Austria 0.3%
ANDRITZ AG	1,161	109,363
AT&S Austria Technologie & Systemtechnik AG *	7,383	1,130,642
Kontron AG *	50,784	1,312,324
Strabag SE	343	33,106
Telekom Austria AG	1,411	16,499
Verbund AG	1,450	99,526
		2,701,460

Belgium 0.3%
Anheuser-Busch InBev SA	9,044	785,507
D'ieteren Group	432	89,167
Lotus Bakeries NV	7	89,783
Sofina SA	729	206,588
Syensqo SA	17,918	1,593,935
UCB SA	1,637	420,191
Warehouses De Pauw CVA	2,781	71,569
		3,256,740

Brazil 0.9%
Arcos Dorados Holdings, Inc., Class A	173,109	1,414,300
Cosan SA *	641,612	515,148
Cury Construtora e Incorporadora SA	147,300	874,359
Embraer SA, ADR	26,105	1,783,755
NU Holdings Ltd., Class A *	271,416	3,889,391
		8,476,953

Cambodia 0.0%
NagaCorp Ltd.	18,123	8,015

Canada 6.3%
Agnico Eagle Mines Ltd.	7,088	1,029,033
Alimentation Couche-Tard, Inc.	13,060	847,873
ARC Resources Ltd.	8,735	208,927
Aritzia, Inc. *	27,241	2,714,287
AtkinsRealis Group, Inc.	1,957	121,300
BCE, Inc.	4,943	107,227
Bird Construction, Inc.	31,884	1,520,907
Bombardier, Inc., Class B *	919	221,410
Brookfield Asset Management Ltd., Class A	20,195	976,868

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CAE, Inc. *	3,418	88,166
Canadian National Railway Co.	8,331	1,059,315
Canadian Natural Resources Ltd.	24,303	1,157,723
Canadian Pacific Kansas City Ltd.	14,781	1,312,929
Canadian Tire Corp. Ltd., Class A	541	78,959
Celestica, Inc. *(a)	1,986	657,164
Celestica, Inc. *(a)	5,987	1,984,331
Cenovus Energy, Inc.	19,074	575,139
CGI, Inc.	2,491	182,332
Descartes Systems Group, Inc. *	969	72,773
Discovery Mining Ltd. *	122,644	765,513
DPM Metals, Inc.	52,954	1,861,521
Energy Fuels, Inc. *	121,824	1,393,667
Extendicare, Inc.	93,164	2,357,926
Finning International, Inc.	65,450	4,337,343
Franco-Nevada Corp.	2,427	516,338
George Weston Ltd.	1,818	135,872
Gildan Activewear, Inc.	2,574	142,485
Groupe Dynamite, Inc.	30,422	1,228,512
Hammond Power Solutions, Inc.	8,240	1,473,543
Hudbay Minerals, Inc.	86,368	1,959,815
Hydro One Ltd.	4,193	174,677
Imperial Oil Ltd.	2,883	373,781
Kinaxis, Inc. *	13,902	1,666,038
Kinross Gold Corp.	18,639	429,727
Kraken Robotics, Inc. *	383,452	1,589,226
Linamar Corp.	23,654	1,744,543
Loblaw Cos. Ltd.	7,321	343,685
Lundin Gold, Inc.	2,025	113,380
LunR Royalties Corp. *	451	5,968
Magna International, Inc.	4,255	291,811
MDA Space Ltd. *	64,653	1,957,323
Metro, Inc.	3,064	203,662
NexGen Energy Ltd. *	132,364	1,211,131
OceanaGold Corp.	53,637	1,293,241
Pan American Silver Corp. (a)	6,239	268,635
Pan American Silver Corp. (a)	25,844	1,114,135
Parex Resources, Inc.	81,594	1,413,206
RB Global, Inc.	2,186	239,768
Saputo, Inc.	3,940	110,821
Shopify, Inc., Class A *(a)	19,135	2,241,027
Shopify, Inc., Class A *(a)	33,121	3,880,125
Stantec, Inc.	1,637	115,525
Suncor Energy, Inc.	22,328	1,499,417
TELUS Corp.	7,453	71,135
Thomson Reuters Corp.	2,224	218,172
Tourmaline Oil Corp.	4,752	209,863
Trekor Metals Ltd. *	242,677	1,642,923
Vermilion Energy, Inc.	73,699	878,492
Waste Connections, Inc.	3,047	510,438
Wheaton Precious Metals Corp.	6,697	728,436
Whitecap Resources, Inc.	281,221	3,318,041
		60,947,550

China 2.5%
AAC Technologies Holdings, Inc.	8,650	42,504
Budweiser Brewing Co. APAC Ltd.	27,863	23,341
BYD Co. Ltd., H Shares	183,156	2,189,599
Chow Tai Fook Jewellery Group Ltd.	20,902	32,920
Contemporary Amperex Technology Co. Ltd., A Shares	33,300	1,950,786
GDS Holdings Ltd., ADR *	49,632	1,624,952
Meituan, B Shares *	209,949	2,478,758
Nexteer Automotive Group Ltd.	17,299	9,267
PDD Holdings, Inc., ADR *	22,004	1,948,674
Ping An Insurance Group Co. of China Ltd., H Shares	502,195	3,751,783
Shenzhou International Group Holdings Ltd.	10,927	62,102
SECURITY	NUMBER OF SHARES	VALUE ($)
Silergy Corp.	208,000	2,590,742
SITC International Holdings Co. Ltd.	22,184	111,847
Tencent Holdings Ltd.	116,818	7,137,929
Xinyi Glass Holdings Ltd. (b)	23,699	28,141
		23,983,345

Denmark 2.0%
AL Sydbank	20,142	1,939,550
ALK-Abello AS	12,960	443,863
AP Moller - Maersk AS, Class A	41	106,896
AP Moller - Maersk AS, Class B	60	161,108
Carlsberg AS, Class B	1,114	164,042
Coloplast AS, Class B	1,949	128,887
Demant AS *	959	41,509
Genmab AS *	1,263	363,540
ISS AS	139,706	6,191,954
NKT AS *	9,231	1,259,916
Novo Nordisk AS, Class B	155,639	7,361,970
Pandora AS	1,624	203,371
Rockwool AS, B Shares	1,728	55,211
Tryg AS	7,770	184,907
Vestas Wind Systems AS	16,227	436,790
		19,043,514

Finland 0.8%
Elisa OYJ	2,104	84,852
Fortum OYJ	4,851	110,282
Hiab OYJ, B shares	34,095	2,317,004
Kesko OYJ, B Shares	2,511	62,567
Kone OYJ, B Shares	5,612	323,795
Metso OYJ	58,084	1,087,228
Nokia OYJ	61,034	564,133
Orion OYJ, B Shares	2,006	187,535
Sampo OYJ, A Shares	56,653	627,248
UPM-Kymmene OYJ	81,145	2,207,613
Valmet OYJ	1,688	50,898
Wartsila OYJ Abp	8,243	279,539
		7,902,694

France 6.5%
Air Liquide SA	7,672	1,511,449
Alstom SA *	203,698	3,773,693
AXA SA	83,514	4,328,497
BioMerieux	896	71,418
BNP Paribas SA	19,681	2,500,837
Bollore SE	13,458	60,102
Bouygues SA	2,088	117,616
Bureau Veritas SA	4,953	158,447
Carrefour SA	7,477	137,218
Cie de Saint-Gobain SA	59,499	5,592,137
Cie Generale des Etablissements Michelin SCA	9,822	397,010
Dassault Aviation SA	365	126,089
Dassault Systemes SE	8,772	204,081
Edenred SE	3,327	109,541
Eiffage SA	18,325	2,604,524
Exail Technologies SA *	5,957	857,951
Hermes International SCA	2,508	4,443,858
Ipsen SA	741	143,180
Kering SA	27,837	9,188,251
Klepierre SA	3,227	146,574
L'Oreal SA	7,603	3,386,340
LVMH Moet Hennessy Louis Vuitton SE	8,229	4,518,832
Nanobiotix SA *	35,297	1,372,496
Orange SA	26,674	509,679
Publicis Groupe SA	2,619	279,527

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Safran SA	7,159	2,813,353
Sanofi SA	51,811	4,461,531
Schneider Electric SE	6,870	2,308,219
Societe Generale SA	35,232	3,311,690
Sodexo SA	1,464	96,268
Thales SA	1,335	380,048
TotalEnergies SE	23,333	2,057,048
Vallourec SACA *	20,456	493,216
Worldline SA *	13,310	189,296
		62,650,016

Germany 5.2%
adidas AG	5,827	1,078,129
Aumovio SE *	615	28,396
Auto1 Group SE *	49,351	1,296,005
Beiersdorf AG	2,324	215,879
Bilfinger SE	19,951	1,908,033
Continental AG	1,225	101,875
CTS Eventim AG & Co. KGaA	1,250	84,339
Daimler Truck Holding AG	21,880	1,237,547
Delivery Hero SE *	48,990	2,135,611
Deutsche Bank AG	62,802	2,311,489
Deutsche Lufthansa AG	151,950	1,594,416
Deutsche Post AG	11,451	764,947
Deutsche Telekom AG	146,950	4,535,020
Deutz AG	143,816	1,640,956
Duerr AG	25,182	519,953
DWS Group GmbH & Co. KGaA	1,117	94,217
Evonik Industries AG	2,900	58,666
flatexDEGIRO SE	63,216	2,661,716
Fresenius Medical Care AG	33,468	1,717,639
Fresenius SE & Co. KGaA	6,720	345,389
FUCHS SE	375	14,970
GEA Group AG	3,165	224,846
Henkel AG & Co. KGaA	1,465	120,042
Infineon Technologies AG	21,004	1,507,321
KION Group AG	27,416	1,240,642
Knorr-Bremse AG	848	100,858
Lanxess AG	24,871	475,074
Merck KGaA	1,581	261,289
MTU Aero Engines AG	744	311,943
Nordex SE *	47,460	2,120,497
Rational AG	106	82,527
RENK Group AG	1,084	60,158
Rheinmetall AG	878	1,160,671
RWE AG	10,766	708,219
Salzgitter AG	18,787	1,125,544
SAP SE	36,919	6,767,072
Scout24 SE	1,489	127,657
Siemens AG	16,872	5,528,050
Siemens Energy AG	20,946	3,578,477
Siemens Healthineers AG	3,672	156,371
Symrise AG	1,737	178,251
Traton SE	491	23,083
Zalando SE *	2,733	89,137
		50,292,921

Greece 1.3%
Eurobank SA, Class A	161,258	833,308
GEK Terna SA	38,811	2,031,566
Jumbo SA	76,798	2,146,012
National Bank of Greece SA	404,440	7,567,494
		12,578,380

SECURITY	NUMBER OF SHARES	VALUE ($)
Guernsey 0.1%
Burford Capital Ltd.	284,998	1,174,192

Hong Kong 0.8%
BOC Hong Kong Holdings Ltd.	491,788	3,270,421
Cathay Pacific Airways Ltd.	13,299	24,741
CK Infrastructure Holdings Ltd.	6,414	51,161
CLP Holdings Ltd.	20,125	200,090
Galaxy Entertainment Group Ltd.	37,483	163,463
Hong Kong & China Gas Co. Ltd.	108,098	96,773
Hong Kong Exchanges & Clearing Ltd.	27,304	1,422,615
Johnson Electric Holdings Ltd.	7,826	18,565
Lenovo Group Ltd.	70,024	214,147
Man Wah Holdings Ltd.	24,054	9,660
MTR Corp. Ltd.	15,535	65,545
Orient Overseas International Ltd.	2,383	46,598
Power Assets Holdings Ltd.	23,920	180,080
Swire Pacific Ltd., A Shares	2,795	35,495
Techtronic Industries Co. Ltd.	24,656	414,220
VTech Holdings Ltd.	3,048	20,094
WH Group Ltd.	1,540,677	1,657,719
Yue Yuen Industrial Holdings Ltd.	9,797	17,731
		7,909,118

India 0.6%
APL Apollo Tubes Ltd.	30,425	580,040
BlackBuck Ltd. *	103,736	590,238
Nippon Life India Asset Management Ltd.	190,715	2,319,963
Radico Khaitan Ltd.	53,788	2,446,318
		5,936,559

Indonesia 0.1%
Bank Mandiri Persero Tbk. PT	2,153,300	501,008
First Pacific Co. Ltd.	21,418	15,288
Jardine Matheson Holdings Ltd.	1,907	126,653
		642,949

Iraq 0.0%
United Energy Group Ltd. *	274,196	12,645

Ireland 1.0%
AIB Group PLC	239,207	2,845,037
Flutter Entertainment PLC *	14,292	1,493,085
Greencore Group PLC	315,997	1,109,005
James Hardie Industries PLC, CDI *	9,478	244,672
Jazz Pharmaceuticals PLC *	6,735	1,703,012
Kerry Group PLC, Class A	2,051	195,808
Octave Intelligence PLC *	11,315	202,839
Ryanair Holdings PLC	1,302	36,510
Smurfit Westrock PLC	36,860	1,694,454
		9,524,422

Isle Of Man 0.0%
Entain PLC	5,692	41,672

Israel 1.2%
Amot Investments Ltd.	4,574	27,792
Azrieli Group Ltd.	427	56,369
Bezeq The Israeli Telecommunication Corp. Ltd.	40,980	98,189
Big Shopping Centers Ltd.	245	55,063
Camtek Ltd. *	341	47,153

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cellebrite DI Ltd. *	67,542	996,244
Check Point Software Technologies Ltd. *	19,574	2,488,443
Delek Group Ltd.	1,310	34,584
Delek Yizum Nechasim Ltd. *	131	2,891
Elbit Systems Ltd.	431	348,176
Energix-Renewable Energies Ltd.	3,059	22,167
Enlight Renewable Energy Ltd. *	1,387	117,714
Fattal Holdings 1998 Ltd. *	67	14,838
FIBI Holdings Ltd.	170	16,685
ICL Group Ltd.	13,789	70,463
Israel Corp. Ltd.	680	17,782
Meitav Investment House Ltd.	35,672	1,543,497
Melisron Ltd.	478	62,765
Menora Mivtachim Holdings Ltd.	401	62,706
Migdal Insurance & Financial Holdings Ltd. *	5,797	32,928
Mivne Real Estate KD Ltd.	6,980	30,801
Next Vision Stabilized Systems Ltd.	1,322	102,724
Nice Ltd. *	957	93,248
Nova Ltd. *(a)	448	178,022
Nova Ltd. *(a)	2,033	794,639
OPC Energy Ltd. *	1,108	34,764
Phoenix Financial Ltd.	25,662	1,438,855
Shufersal Ltd.	3,892	55,674
Strauss Group Ltd.	1,075	40,712
Teva Pharmaceutical Industries Ltd. *	17,205	612,141
Tower Semiconductor Ltd. *(a)	1,194	261,565
Tower Semiconductor Ltd. *(a)	7,559	1,660,486
		11,420,080

Italy 1.8%
Avio SpA	42,827	1,440,666
Banca Monte dei Paschi di Siena SpA	55,984	749,815
BPER Banca SpA	147,909	2,403,403
Buzzi SpA	49,555	2,350,658
Enel SpA	102,058	1,152,582
Infrastrutture Wireless Italiane SpA	4,310	31,978
Interpump Group SpA	816	32,850
Italgas SpA	7,842	80,899
Leonardo SpA	4,690	298,915
Lottomatica Group SpA	66,814	1,806,260
Moncler SpA	4,770	271,311
Pirelli & C SpA	4,585	34,927
PRADA SpA	349,714	1,920,840
Recordati Industria Chimica e Farmaceutica SpA	1,315	78,333
Reply SpA	457	57,994
Technogym SpA	71,226	1,114,364
Telecom Italia SpA *	29,225	248,174
Terna - Rete Elettrica Nazionale	19,731	226,199
UniCredit SpA	31,488	2,969,691
		17,269,859

Japan 17.2%
ABC-Mart, Inc.	1,907	32,637
Acom Co. Ltd.	2,878	8,568
Advantest Corp.	16,423	3,244,888
Air Water, Inc.	2,071	32,480
Aisin Corp.	7,626	105,137
Ajinomoto Co., Inc.	12,857	396,489
Alps Alpine Co. Ltd.	1,971	26,999
ALSOK Co. Ltd.	6,126	45,029
Amada Co. Ltd.	6,579	112,870
Amano Corp.	36,591	886,375
Asahi Intecc Co. Ltd.	113,772	2,566,826
Asics Corp.	55,447	1,634,823
Azbil Corp.	11,010	114,009
Bandai Namco Holdings, Inc.	11,569	335,145
SECURITY	NUMBER OF SHARES	VALUE ($)
BayCurrent, Inc.	33,707	1,520,324
Bic Camera, Inc.	1,236	13,521
BIPROGY, Inc.	1,430	43,883
Blue Zones Holdings Co. Ltd.	1,560	17,536
Bridgestone Corp.	12,875	317,954
Brother Industries Ltd.	3,719	92,615
BuySell Technologies Co. Ltd.	62,900	1,161,837
Calbee, Inc.	1,265	23,089
Canon Marketing Japan, Inc.	2,172	48,807
Canon, Inc.	12,557	349,525
Capcom Co. Ltd.	7,297	183,303
Casio Computer Co. Ltd.	209,271	2,299,562
Chugai Pharmaceutical Co. Ltd.	10,274	445,803
Chugoku Electric Power Co., Inc.	2,883	16,895
COMSYS Holdings Corp.	2,271	74,542
Cosmo Energy Holdings Co. Ltd.	1,348	33,545
Cosmos Pharmaceutical Corp.	577	23,273
Dai Nippon Printing Co. Ltd.	8,238	149,373
Daicel Corp.	3,336	30,101
Daido Steel Co. Ltd.	1,542	21,674
Daifuku Co. Ltd.	7,912	291,448
Daikin Industries Ltd.	4,143	600,133
Daito Trust Construction Co. Ltd.	6,708	142,040
Denso Corp.	39,949	490,530
Dentsu Soken, Inc.	1,236	20,946
Dexerials Corp.	2,748	55,471
DIC Corp.	641	17,627
Disco Corp.	1,677	599,417
Ebara Corp.	7,956	270,087
Electric Power Development Co. Ltd., Class C	1,759	41,612
ENEOS Holdings, Inc.	30,034	248,037
Ezaki Glico Co. Ltd.	624	19,821
FANUC Corp.	20,054	808,085
Fast Retailing Co. Ltd.	3,748	1,835,280
Food & Life Cos. Ltd.	70,066	2,446,245
Fuji Electric Co. Ltd.	2,713	236,762
Fujikura Ltd.	33,438	848,534
Fujitsu Ltd.	21,831	503,189
Furukawa Electric Co. Ltd.	40,950	781,405
Furuno Electric Co. Ltd.	20,646	929,561
GMO Payment Gateway, Inc.	953	59,385
Goldwin, Inc.	1,724	24,764
GS Yuasa Corp.	624	21,014
Hakuhodo DY Holdings, Inc.	2,725	22,240
Harmonic Drive Systems, Inc.	841	31,579
Haseko Corp.	119,514	2,079,508
Hirose Electric Co. Ltd.	494	83,243
Hitachi Construction Machinery Co. Ltd.	789	26,298
Hitachi Ltd.	198,698	6,511,440
Horiba Ltd.	559	87,736
Hoshizaki Corp.	1,942	69,259
House Foods Group, Inc.	1,100	26,777
Hoya Corp.	7,185	1,098,708
Idemitsu Kosan Co. Ltd.	14,511	118,795
IHI Corp.	12,493	218,440
Inpex Corp.	56,333	1,298,401
Internet Initiative Japan, Inc.	2,289	50,248
Invincible Investment Corp.	86	32,957
Isetan Mitsukoshi Holdings Ltd.	5,620	125,435
Isuzu Motors Ltd.	5,867	87,533
ITOCHU Corp.	147,541	1,851,582
Iwatani Corp.	2,307	29,366
Japan Airlines Co. Ltd.	1,595	29,419
Japan Airport Terminal Co. Ltd.	953	33,713
Japan Elevator Service Holdings Co. Ltd.	118,347	1,254,288
Japan Hotel REIT Investment Corp.	43	21,911
Japan Logistics Fund, Inc.	25	15,503
Jeol Ltd.	1,036	52,594

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JGC Holdings Corp.	4,272	59,749
JMDC, Inc.	465	9,080
JTEKT Corp.	116,693	1,597,900
Justsystems Corp.	494	12,534
JX Advanced Metals Corp.	6,179	143,156
Kakaku.com, Inc.	2,677	62,185
Kamigumi Co. Ltd.	1,777	57,707
Kandenko Co. Ltd.	1,777	59,107
Kaneka Corp.	330	11,740
Kansai Paint Co. Ltd.	1,659	29,367
Kao Corp.	13,316	273,725
Kawasaki Kisen Kaisha Ltd.	7,432	132,430
KDDI Corp.	158,324	2,916,916
KDX Realty Investment Corp.	60	58,641
Keihan Holdings Co. Ltd.	741	15,187
Kewpie Corp.	1,595	45,643
Keyence Corp.	3,913	1,962,708
Kikkoman Corp.	14,199	146,235
Kinden Corp.	69,564	3,061,400
Kioxia Holdings Corp. *	953	265,636
Kobayashi Pharmaceutical Co. Ltd.	459	16,114
Kobe Bussan Co. Ltd.	2,318	40,527
Koei Tecmo Holdings Co. Ltd.	2,283	23,114
Koito Manufacturing Co. Ltd.	4,048	67,654
Kokusai Electric Corp.	58,716	2,643,084
Kokuyo Co. Ltd.	6,861	39,064
Komatsu Ltd.	13,858	601,302
Konami Group Corp.	1,907	245,659
Kose Holdings Corp.	577	20,536
Kotobuki Spirits Co. Ltd.	2,389	38,089
Kraftia Corp.	477	25,084
K's Holdings Corp.	1,971	23,347
Kuraray Co. Ltd.	4,095	46,967
Kurita Water Industries Ltd.	2,218	119,189
Kyoto Financial Group, Inc.	77,800	2,144,477
Kyushu Electric Power Co., Inc.	5,208	57,700
LaSalle Logiport REIT	12	11,479
Lasertec Corp.	1,742	400,193
Lion Corp.	4,531	48,573
M3, Inc.	82,806	927,690
Mabuchi Motor Co. Ltd.	3,478	36,028
Macnica Holdings, Inc.	129,946	2,630,708
Makita Corp.	5,031	162,051
Maruichi Steel Tube Ltd.	3,701	41,331
Maruwa Co. Ltd.	3,055	1,034,439
MatsukiyoCocokara & Co.	166,715	2,655,725
McDonald's Holdings Co. Japan Ltd.	1,412	71,707
Mebuki Financial Group, Inc.	54,000	500,363
Medipal Holdings Corp.	3,201	57,639
MEIJI Holdings Co. Ltd.	4,490	106,927
Meiko Electronics Co. Ltd.	7,300	916,950
Metaplanet, Inc. *	34,165	49,752
MISUMI Group, Inc.	6,167	146,719
Mitsubishi Chemical Group Corp.	15,711	115,615
Mitsubishi Corp.	47,687	1,425,496
Mitsubishi Electric Corp.	39,584	1,425,938
Mitsubishi Gas Chemical Co., Inc.	1,759	45,436
Mitsubishi Heavy Industries Ltd.	47,046	1,099,104
Mitsubishi Logistics Corp.	4,631	46,433
Mitsubishi Materials Corp.	1,283	33,300
Mitsubishi Motors Corp. (b)	6,479	14,834
Mitsubishi UFJ Financial Group, Inc.	201,289	4,496,091
Mitsui & Co. Ltd.	35,112	1,077,386
Mitsui Chemicals, Inc.	3,943	51,842
Mitsui Fudosan Accommodations Fund, Inc.	21	16,179
Mitsui Fudosan Retail Fund Investment Corp.	25	12,864
Mitsui Kinzoku Co. Ltd.	971	182,813
Miura Co. Ltd.	877	17,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Modec, Inc.	953	61,551
Monogatari Corp.	61,091	2,098,687
MonotaRO Co. Ltd.	5,290	66,756
Morinaga Milk Industry Co. Ltd.	182,900	1,369,120
Murata Manufacturing Co. Ltd.	28,933	1,318,312
Nabtesco Corp.	1,118	32,135
Nagase & Co. Ltd.	4,472	31,542
NANKAI Co. Ltd.	606	11,345
Nexon Co. Ltd.	7,102	111,306
Nextage Co. Ltd.	47,000	979,386
NGK Corp.	3,401	116,363
NH Foods Ltd.	1,036	40,696
NHK Spring Co. Ltd.	2,660	58,971
Nichias Corp.	3,254	67,443
Nichirei Corp.	1,807	25,026
NIDEC Corp.	13,870	222,722
Nifco, Inc.	1,430	46,292
Nikkon Holdings Co. Ltd.	871	27,491
Nintendo Co. Ltd.	14,087	671,980
Nippon Electric Glass Co. Ltd.	741	24,411
Nippon Kayaku Co. Ltd.	2,783	33,444
Nippon Sanso Holdings Corp.	2,318	83,330
Nippon Shinyaku Co. Ltd.	806	17,144
Nippon Shokubai Co. Ltd.	2,466	33,173
Nippon Television Holdings, Inc.	989	18,060
Nippon Yusen KK	7,644	293,510
Nissan Chemical Corp.	2,954	137,310
Nisshin Seifun Group, Inc.	2,960	37,441
Nissin Foods Holdings Co. Ltd.	2,224	40,206
Niterra Co. Ltd.	45,000	2,627,938
Nitto Denko Corp.	15,388	324,939
NOF Corp.	4,437	77,095
NOK Corp.	1,412	26,683
Nomura Holdings, Inc.	210,774	2,039,131
NS Solutions Corp. (b)	1,265	31,201
NSK Ltd.	172,472	1,228,509
Obayashi Corp.	9,433	185,399
OBIC Business Consultants Co. Ltd.	494	25,070
Obic Co. Ltd.	6,084	174,511
Olympus Corp.	15,300	174,869
Omron Corp.	2,236	74,771
Open House Group Co. Ltd.	1,430	75,987
Oracle Corp. Japan	706	39,666
Organo Corp.	477	42,916
Oriental Land Co. Ltd.	18,954	378,315
Otsuka Corp.	2,430	50,142
Otsuka Holdings Co. Ltd.	40,790	2,828,354
Park24 Co. Ltd.	1,377	17,043
Persol Holdings Co. Ltd.	37,831	62,725
Pola Orbis Holdings, Inc.	1,277	10,746
Recruit Holdings Co. Ltd.	31,711	2,507,732
Relo Group, Inc.	2,383	30,066
Renesas Electronics Corp.	170,132	3,410,084
Resonac Holdings Corp.	19,565	1,629,746
Resorttrust, Inc.	3,189	35,768
Rinnai Corp.	2,089	46,715
Rorze Corp.	1,989	47,901
Round One Corp.	1,359	10,326
Ryohin Keikaku Co. Ltd.	6,967	182,746
Sankyo Co. Ltd.	180,332	2,092,717
Sankyu, Inc.	577	34,131
Sanrio Co. Ltd.	20,520	164,116
Santen Pharmaceutical Co. Ltd.	6,314	74,544
Sanwa Holdings Corp.	51,511	1,104,193
Sawai Group Holdings Co. Ltd.	1,812	18,717
SCREEN Holdings Co. Ltd.	30,734	2,344,532
Secom Co. Ltd.	7,891	339,913
Seibu Holdings, Inc.	3,801	85,123
Seiko Group Corp.	37,044	1,811,196

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seino Holdings Co. Ltd.	1,248	20,607
Sekisui Chemical Co. Ltd.	7,544	125,558
SG Holdings Co. Ltd.	4,837	48,080
SHIFT, Inc. *	2,813	15,806
Shikoku Electric Power Co., Inc.	1,565	16,240
Shimadzu Corp.	5,325	135,428
Shimamura Co. Ltd.	95,146	2,003,325
Shimano, Inc.	1,283	161,953
Shin-Etsu Chemical Co. Ltd.	38,219	1,362,511
Shionogi & Co. Ltd.	10,751	194,392
Ship Healthcare Holdings, Inc.	63,903	1,023,725
SHO-BOND Holdings Co. Ltd.	3,913	32,387
Sinfonia Technology Co. Ltd.	29,962	2,437,757
SKY Perfect JSAT Corp.	2,830	36,862
SMC Corp.	8,591	3,711,830
Socionext, Inc.	2,713	31,853
Sojitz Corp.	43,017	1,437,219
Sompo Holdings, Inc.	47,545	2,110,836
Sony Financial Group, Inc.	73,331	71,093
Sony Group Corp.	70,701	1,652,202
Square Enix Holdings Co. Ltd.	4,307	74,836
Stanley Electric Co. Ltd.	1,936	42,187
Subaru Corp.	8,450	143,840
SUMCO Corp.	25,300	514,349
Sumitomo Bakelite Co. Ltd.	1,036	41,483
Sumitomo Chemical Co. Ltd.	23,220	75,135
Sumitomo Corp.	125,792	1,305,716
Sumitomo Electric Industries Ltd.	38,832	513,945
Sumitomo Metal Mining Co. Ltd.	32,413	1,629,253
Sumitomo Mitsui Financial Group, Inc.	21,420	920,394
Sundrug Co. Ltd.	1,100	26,134
Suntory Beverage & Food Ltd.	1,777	51,519
Suruga Bank Ltd.	291,111	4,714,374
Suzuken Co. Ltd.	59,587	1,901,004
Suzuki Motor Corp.	22,514	293,888
SWCC Corp.	23,116	1,593,437
Sysmex Corp.	7,214	72,843
Taisei Corp.	12,394	1,003,944
Taiyo Holdings Co. Ltd.	1,236	36,459
Takasago Thermal Engineering Co. Ltd.	1,018	26,959
TBS Holdings, Inc.	74,311	2,796,921
TDK Corp.	32,811	630,905
Teijin Ltd.	2,860	29,148
Terumo Corp.	23,920	350,904
TISI, Inc.	2,648	63,484
Toda Corp.	1,795	16,664
Toei Animation Co. Ltd.	1,071	19,777
Toho Co. Ltd.	10,033	95,976
Toho Gas Co. Ltd.	6,120	44,324
Tokyo Electron Ltd.	9,797	3,275,500
Tokyo Ohka Kogyo Co. Ltd.	36,742	1,989,867
Tokyo Seimitsu Co. Ltd.	16,300	1,697,291
Tomy Co. Ltd.	1,742	39,627
TOPPAN Holdings, Inc.	41,207	1,155,479
Toray Industries, Inc.	21,013	150,942
Toridoll Holdings Corp.	330	9,014
Tosoh Corp.	4,307	72,437
TOTO Ltd.	2,777	120,520
Toyo Seikan Group Holdings Ltd.	1,265	32,142
Toyo Suisan Kaisha Ltd.	1,989	129,057
Toyo Tire Corp.	1,265	33,553
Toyoda Gosei Co. Ltd.	871	30,070
Toyota Boshoku Corp.	983	13,716
Toyota Tsusho Corp.	69,824	2,898,068
Trend Micro, Inc.	2,677	107,861
Tsuruha Holdings, Inc.	4,427	67,446
UBE Corp.	1,100	21,783
Ulvac, Inc.	559	29,483
Unicharm Corp.	17,188	109,023
SECURITY	NUMBER OF SHARES	VALUE ($)
USS Co. Ltd.	131,581	1,661,720
Visional, Inc. *	459	25,291
Workman Co. Ltd.	494	18,119
Yakult Honsha Co. Ltd.	3,154	55,818
Yamaha Corp.	8,326	64,540
Yamato Kogyo Co. Ltd.	641	53,962
Yamazaki Baking Co. Ltd.	1,759	37,173
Yaskawa Electric Corp.	52,911	1,575,573
Yokogawa Electric Corp.	5,325	189,915
Zenkoku Hosho Co. Ltd.	5,802	114,140
Zeon Corp.	2,954	41,425
ZOZO, Inc.	9,315	66,918
		165,978,313

Jersey 0.6%
CVC Capital Partners PLC	7,295	122,484
Experian PLC	13,159	496,485
TP ICAP Group PLC	520,194	2,402,574
Wise Group PLC, Class A *	195,294	2,332,587
Wizz Air Holdings PLC *	37,787	546,416
		5,900,546

Kazakhstan 0.2%
Kaspi.KZ JSC, ADR	18,697	1,659,920

Luxembourg 1.1%
Allegro.eu SA *	12,633	152,179
InPost SA *	3,044	54,292
Millicom International Cellular SA	20,957	2,000,974
RTL Group SA	464	17,371
Samsonite Group SA	11,315	20,362
Spotify Technology SA *	16,480	8,239,011
Tenaris SA	5,523	158,453
		10,642,642

Macau 0.0%
MGM China Holdings Ltd.	12,405	17,956
Sands China Ltd.	19,277	36,150
Wynn Macau Ltd.	25,372	18,392
		72,498

Mexico 0.2%
Vista Energy SAB de CV, ADR *	29,486	2,077,289

Netherlands 7.0%
Adyen NV *	4,856	4,939,600
Airbus SE	7,261	1,704,582
Argenx SE *	1,121	960,133
ASM International NV	3,372	3,122,974
ASML Holding NV	14,941	24,621,945
ASR Nederland NV	35,054	2,865,904
CTP NV	2,403	43,421
EXOR NV	5,178	414,658
Ferrari NV	16,649	6,546,270
Heineken Holding NV	1,396	117,440
Heineken NV	31,432	2,845,863
ING Groep NV, Series N	215,896	7,586,919
Koninklijke Ahold Delhaize NV	46,007	1,822,900
Koninklijke BAM Groep NV	115,827	1,553,307
Koninklijke KPN NV	57,352	270,807
Koninklijke Philips NV	106,708	2,811,525
Magnum Ice Cream Co. NV *	7,079	132,292
Prosus NV *	84,591	3,931,180

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Qiagen NV	2,893	119,044
SBM Offshore NV	23,635	882,670
Wolters Kluwer NV	4,407	345,987
		67,639,421

New Zealand 0.1%
a2 Milk Co. Ltd.	13,905	67,164
Contact Energy Ltd.	14,269	76,306
Fisher & Paykel Healthcare Corp. Ltd., Class C	13,441	321,466
Mainfreight Ltd.	1,381	56,310
Mercury NZ Ltd.	7,708	30,417
Ryman Healthcare Ltd. *	7,793	9,835
Spark New Zealand Ltd.	24,984	28,246
		589,744

Norway 0.7%
Aker ASA, A Shares	914	122,953
Aker BP ASA	4,055	144,579
DOF Group ASA	82,149	1,079,140
Equinor ASA	10,379	426,067
Kitron ASA	206,369	1,887,874
Kongsberg Gruppen ASA	8,956	279,902
Kongsberg Maritime AS *	8,924	50,187
Norsk Hydro ASA	141,423	1,304,489
Orkla ASA	10,632	118,100
Salmar ASA	27,755	1,513,150
Telenor ASA	7,027	99,205
Var Energi ASA	8,243	41,413
Vend Marketplaces ASA, B Shares	2,952	74,886
		7,141,945

Panama 0.0%
Intercorp Financial Services, Inc.	8,236	480,241

Poland 0.5%
Dino Polska SA *	8,289	71,073
KGHM Polska Miedz SA	2,216	183,694
LPP SA	13	75,619
Powszechna Kasa Oszczednosci Bank Polski SA	149,282	4,471,426
		4,801,812

Portugal 0.0%
EDP SA	34,931	179,870
Galp Energia SGPS SA	6,258	142,123
Jeronimo Martins SGPS SA	3,835	76,911
		398,904

Republic of Korea 5.5%
Alteogen, Inc. *	516	110,594
Amorepacific Corp.	503	45,358
BGF retail Co. Ltd.	188	16,294
Celltrion Pharm, Inc.	423	11,843
Celltrion, Inc. *	2,526	325,531
Cheil Worldwide, Inc.	1,287	16,999
CJ Corp.	156	13,992
Coupang, Inc., Class A *	138,705	2,267,827
D'Alba Global Co. Ltd.	11,202	1,710,567
DB Insurance Co. Ltd.	1,022	110,672
Dongsuh Cos., Inc.	764	13,575
Doosan Bobcat, Inc.	322	13,256
Eo Technics Co. Ltd.	5,292	1,073,054
SECURITY	NUMBER OF SHARES	VALUE ($)
F&F Co. Ltd.	241	13,529
GS Holdings Corp.	467	28,893
Han Kuk Carbon Co. Ltd. *	49,810	743,016
Hanjin Kal Corp.	320	24,452
Hankook Tire & Technology Co. Ltd.	1,035	48,216
Hanmi Pharm Co. Ltd.	93	21,439
Hanmi Semiconductor Co. Ltd.	924	133,573
Hanwha Corp. (c)	229	14,004
Hanwha Systems Co. Ltd.	644	28,205
Hanwha Vision Co. Ltd. *	373	10,596
HD Hyundai Co. Ltd.	448	61,517
HD Hyundai Electric Co. Ltd.	484	223,816
HD Hyundai Heavy Industries Co. Ltd.	665	222,652
HD Hyundai Marine Solution Co. Ltd., Class C	209	26,543
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	933	247,767
HMM Co. Ltd.	5,377	78,349
Hyundai Autoever Corp.	104	26,020
Hyundai Engineering & Construction Co. Ltd.	722	46,782
Hyundai Glovis Co. Ltd.	620	85,030
Hyundai Marine & Fire Insurance Co. Ltd. *	984	26,174
Hyundai Mobis Co. Ltd.	885	286,214
Hyundai Rotem Co. Ltd.	1,402	130,288
Hyundai Steel Co.	715	12,985
ISC Co. Ltd.	14,608	1,287,209
Kakaopay Corp. *	541	16,004
Kangwon Land, Inc.	2,344	24,044
KCC Corp.	50	13,162
KEPCO Plant Service & Engineering Co. Ltd.	385	12,011
Kia Corp.	4,449	401,123
KIWOOM Securities Co. Ltd.	8,628	1,722,800
Korea Zinc Co. Ltd.	72	49,094
Krafton, Inc. *	564	95,313
KT&G Corp.	1,963	244,273
Kumho Petrochemical Co. Ltd.	226	17,962
LG CNS Co. Ltd.	784	33,661
LG Corp.	1,823	126,392
LG H&H Co. Ltd.	184	36,764
LG Innotek Co. Ltd.	114	39,374
LG Uplus Corp.	3,315	33,990
LIG Defense&Aerospace Co. Ltd.	245	119,712
LS Corp.	173	31,221
NAVER Corp.	1,846	264,275
NC Corp.	240	39,021
NH Investment & Securities Co. Ltd., Class C	1,567	30,692
NongShim Co. Ltd.	44	11,761
Orion Corp.	393	36,041
Posco DX Co. Ltd.	1,030	13,676
S-1 Corp.	374	18,522
Samsung Biologics Co. Ltd. *	248	255,152
Samsung C&T Corp.	1,665	387,883
Samsung Card Co. Ltd.	368	12,054
Samsung E&A Co. Ltd.	3,210	95,022
Samsung Electro-Mechanics Co. Ltd.	855	653,345
Samsung Electronics Co. Ltd.	97,583	16,984,788
Samsung Episholdings Co. Ltd. *	144	37,390
Samsung Heavy Industries Co. Ltd. *	8,454	125,695
Samsung SDS Co. Ltd.	605	85,285
Samyang Foods Co. Ltd.	1,659	1,352,604
SK Biopharmaceuticals Co. Ltd. *	574	31,537
SK Hynix, Inc.	13,731	15,593,679
SK Square Co. Ltd. *	4,789	3,292,978

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Corp.	22,074	1,371,259
Yuhan Corp.	740	37,787
		53,304,177

Singapore 1.2%
BOC Aviation Ltd.	1,542	15,200
CapitaLand Ascendas REIT *	46,544	93,227
CapitaLand Ascott Trust	23,560	16,621
CapitaLand Integrated Commercial Trust *	64,669	125,506
ComfortDelGro Corp. Ltd.	26,468	27,666
Frasers Logistics & Commercial Trust *	21,747	16,787
Genting Singapore Ltd.	102,042	50,506
Hutchison Port Holdings Trust, U Shares	75,704	14,611
Jardine Cycle & Carriage Ltd.	741	16,981
Keppel DC REIT *	31,573	54,904
Keppel Ltd.	14,205	126,864
Mapletree Industrial Trust *	25,373	38,182
Mapletree Pan Asia Commercial Trust	23,697	24,575
Netlink NBN Trust	36,607	28,805
SATS Ltd.	10,798	39,811
Sea Ltd., ADR *	59,734	6,376,007
Seatrium Ltd.	20,542	34,414
SIA Engineering Co. Ltd.	5,354	12,946
Singapore Airlines Ltd.	15,052	90,294
Singapore Exchange Ltd.	36,954	704,498
Singapore Technologies Engineering Ltd.	21,296	167,339
Singapore Telecommunications Ltd.	82,634	285,905
United Overseas Bank Ltd.	32,686	1,105,410
Venture Corp. Ltd.	135,587	1,689,384
		11,156,443

South Africa 0.1%
Impala Platinum Holdings Ltd.	104,291	1,137,418

Spain 1.1%
Acciona SA	285	78,388
ACS Actividades de Construccion y Servicios SA	2,670	340,347
Aena SME SA	11,765	362,689
Amadeus IT Group SA	7,951	490,712
Endesa SA	60,986	2,969,709
Iberdrola SA	83,074	1,973,305
Industria de Diseno Textil SA	24,665	1,609,727
International Consolidated Airlines Group SA	24,320	142,562
Naturgy Energy Group SA	1,198	39,965
Redeia Corp. SA	5,003	88,238
Sacyr SA	178,420	969,909
Tecnicas Reunidas SA *	51,989	1,692,701
Telefonica SA	56,768	234,377
		10,992,629

Sweden 2.4%
AAK AB	1,445	31,181
AddTech AB, B Shares	2,705	98,425
Alfa Laval AB	3,882	229,729
Asmodee Group AB, Class B *	119,179	1,859,874
Atlas Copco AB, A Shares	36,775	777,049
Atlas Copco AB, B Shares	109,084	2,015,605
BioGaia AB, Class B	133,062	1,616,245
Boliden AB	4,044	203,484
Bravida Holding AB	156,728	2,159,524
Electrolux AB, Class B *	484,377	1,418,172
Epiroc AB, A Shares	5,220	133,823
Epiroc AB, B Shares	2,979	65,316
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT AB	19,411	659,309
Essity AB, B Shares	7,171	208,323
Evolution AB *	2,186	166,838
H & M Hennes & Mauritz AB, B Shares	4,359	79,830
Hexagon AB, B Shares	239,917	2,368,117
Holmen AB, B Shares	1,197	40,594
Industrivarden AB, A Shares	3,799	219,062
Industrivarden AB, C Shares	5,265	301,283
Investment AB Latour, B Shares	1,195	25,210
Investor AB, A Shares	18,531	786,336
Investor AB, B Shares	68,076	2,940,738
Kinnevik AB, Class B *	98,281	542,320
Lifco AB, B Shares	1,919	65,357
Saab AB, B Shares	4,329	272,025
Sagax AB, B Shares	2,934	51,575
Sandvik AB	9,232	345,228
Sinch AB *	229,207	969,375
Skanska AB, B Shares	3,320	93,160
SSAB AB, A Shares	2,315	24,372
SSAB AB, B Shares	6,237	65,693
Sweco AB, B Shares	2,566	36,226
Swedish Orphan Biovitrum AB *	1,711	84,791
Tele2 AB, B Shares	6,036	104,568
Telefonaktiebolaget LM Ericsson, ADR	110,629	1,085,271
Telefonaktiebolaget LM Ericsson, B Shares	40,546	398,838
Telia Co. AB	19,984	92,610
Trelleborg AB, B Shares	1,677	74,549
Volvo Car AB, B Shares *	8,918	18,914
		22,728,939

Switzerland 4.0%
ABB Ltd.	27,180	2,681,549
Accelleron Industries AG	18,172	1,645,229
Bachem Holding AG	439	40,809
Belimo Holding AG	204	212,730
BKW AG	287	47,413
Chocoladefabriken Lindt & Spruengli AG	2	235,501
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	17	196,215
Coca-Cola HBC AG *	3,287	221,642
DSM-Firmenich AG	2,799	301,754
EMS-Chemie Holding AG	150	151,896
Flughafen Zurich AG	284	83,482
Geberit AG	650	428,285
Givaudan SA	90	359,717
Holcim AG *	6,488	589,267
Idorsia Ltd. *	68,923	522,166
Kuehne & Nagel International AG	860	219,009
Kuros Biosciences AG *	26,684	751,983
Landis & Gyr Group AG *	15,835	897,025
Logitech International SA	3,198	326,613
Lonza Group AG	2,554	1,780,081
Nestle SA	30,715	3,069,994
Novartis AG	49,412	7,727,629
Partners Group Holding AG	1,121	934,386
Roche Holding AG	22,196	9,701,702
Roche Holding AG, Bearer Shares	451	199,926
Schindler Holding AG	394	120,514
Schindler Holding AG, Participation Certificates	794	249,935
SGS SA	1,829	216,730
SIG Group AG *	3,401	61,801
Sika AG	7,337	1,650,756
Sonova Holding AG	851	231,858
Straumann Holding AG	2,136	264,523
Swatch Group AG	758	33,965
Swatch Group AG, Bearer Shares	413	92,337
Temenos AG	745	61,973

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UBS Group AG	30,957	1,636,314
VAT Group AG	588	440,105
		38,386,814

Taiwan 3.1%
All Ring Tech Co. Ltd. *	29,000	804,582
ASPEED Technology, Inc.	6,600	2,882,520
Bizlink Holding, Inc.	29,434	1,874,039
Compeq Manufacturing Co. Ltd.	141,000	721,397
Hiwin Technologies Corp.	112,000	1,042,336
King Yuan Electronics Co. Ltd.	248,850	1,680,777
Nanya Technology Corp.	182,000	1,945,804
Parade Technologies Ltd.	66,000	1,131,010
Taiwan Semiconductor Manufacturing Co. Ltd.	218,000	16,124,422
Taiwan Union Technology Corp.	37,000	1,238,834
		29,445,721

Thailand 0.0%
Thai Beverage PCL	104,682	37,609

United Arab Emirates 0.1%
Emaar Properties PJSC	169,017	504,443

United Kingdom 10.2%
3i Group PLC	48,119	1,852,475
Admiral Group PLC	12,600	638,725
Airtel Africa PLC	4,149	18,728
Antofagasta PLC	4,305	214,565
Associated British Foods PLC	5,743	161,347
AstraZeneca PLC	46,977	7,991,272
AstraZeneca PLC, ADR	26,928	4,568,066
Autotrader Group PLC	18,269	129,001
BAE Systems PLC	32,878	930,754
Balfour Beatty PLC	289,082	3,370,041
Barclays PLC	482,378	3,315,643
Beazley PLC	27,205	472,824
Berkeley Group Holdings PLC *	20,610	973,466
British American Tobacco PLC	38,151	2,314,275
BT Group PLC	61,785	167,292
CK Hutchison Holdings Ltd.	25,156	235,694
Coca-Cola Europacific Partners PLC	3,098	341,303
Compass Group PLC	26,727	848,739
Convatec Group PLC	22,550	68,139
Croda International PLC	1,923	83,252
Diageo PLC	163,128	3,583,651
Diploma PLC	14,112	1,397,552
Endeavour Mining PLC	32,813	1,565,357
Fresnillo PLC	3,269	110,119
Games Workshop Group PLC	6,548	1,687,956
Genus PLC	17,774	526,614
GSK PLC	58,178	1,512,794
Haleon PLC	98,907	484,205
Halma PLC	6,710	320,585
Hiscox Ltd.	11,366	277,488
Howden Joinery Group PLC	7,468	79,576
ICG PLC	7,691	196,366
IMI PLC	59,750	2,374,377
Imperial Brands PLC	57,163	2,169,385
InterContinental Hotels Group PLC	2,284	369,339
Intertek Group PLC	2,673	211,122
J Sainsbury PLC	23,410	112,890
Kingfisher PLC	24,626	102,738
Marks & Spencer Group PLC	723,366	3,954,186
Melrose Industries PLC	299,993	1,845,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Metlen Energy & Metals PLC	1,176	62,713
Mondi PLC	6,179	74,500
National Grid PLC	107,056	1,713,522
NatWest Group PLC	237,520	2,240,439
Next PLC	2,268	454,185
Ocado Group PLC *	329,747	942,518
Pearson PLC	8,715	147,063
Persimmon PLC	6,051	90,827
Prudential PLC	122,694	1,843,913
Reckitt Benckiser Group PLC	70,831	4,999,065
RELX PLC (a)	61,379	2,167,709
RELX PLC (a)	28,300	995,366
Rightmove PLC	17,802	111,610
Rio Tinto PLC	20,920	2,032,788
Rolls-Royce Holdings PLC	368,872	7,358,872
Sage Group PLC	18,103	238,470
Segro PLC	25,687	335,542
Shell PLC	190,566	8,722,528
SigmaRoc PLC *	954,807	1,589,458
Smith & Nephew PLC	131,594	2,058,521
Smiths Group PLC	38,922	1,389,889
Spirax Group PLC	881	82,600
SSE PLC	48,917	1,545,456
Standard Chartered PLC	18,621	550,578
Taylor Wimpey PLC	61,825	65,096
Tesco PLC	218,432	1,437,754
Unilever PLC	31,567	2,008,532
United Utilities Group PLC	7,594	141,433
Vodafone Group PLC	264,329	419,487
Weir Group PLC	3,000	107,032
WH Smith PLC	123,276	721,460
Zegona Communications PLC	23,672	467,170
		98,693,337

United States 3.0%
ACADIA Pharmaceuticals, Inc. *	15,154	392,034
Carnival Corp. Ltd.	113,374	3,152,931
Galaxy Digital, Inc., Class A *	32,301	678,644
GQG Partners, Inc., Class A	39,225	37,537
Insmed, Inc. *	10,598	1,044,963
JBS NV, Class A	91,021	1,276,114
MercadoLibre, Inc. *	4,755	8,929,652
Moderna, Inc. *	25,839	1,416,494
NVIDIA Corp.	37,308	7,489,581
Primo Brands Corp.	161,574	3,667,730
Sunbelt Rentals Holdings, Inc.	5,415	387,964
		28,473,644
Total Common Stocks (Cost $706,095,656)		897,617,504

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
FUCHS SE	1,364	63,222
Henkel AG & Co. KGaA	2,510	218,819
		282,041

Republic of Korea 0.5%
Samsung Electronics Co. Ltd.	39,883	5,011,894
Samsung Fire & Marine Insurance Co. Ltd.	61	16,197
		5,028,091
Total Preferred Stocks (Cost $2,327,671)		5,310,132

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	0
Total Warrants (Cost $0)		0

INVESTMENT COMPANIES 1.6% OF NET ASSETS

United States 1.6%
Schwab Emerging Markets Equity ETF (d)	423,664	15,264,614
Total Investment Companies (Cost $14,744,225)		15,264,614

SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

Money Market Funds 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)	42,229,060	42,229,060
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)(f)	68,367	68,367
		42,297,427
Total Short-Term Investments (Cost $42,297,427)		42,297,427
Total Investments in Securities (Cost $765,464,979)		960,489,677

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	254	40,415,210	292,274

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
08/24/26	JP Morgan Chase Bank	AUD	11,367,000	USD	7,845,333	150,238
08/24/26	Wells Fargo Bank NA	CAD	859,000	USD	612,084	1,198
08/24/26	JP Morgan Chase Bank	CAD	624,000	USD	441,431	4,073
08/24/26	HSBC Bank USA	CAD	614,000	USD	432,953	5,412
08/24/26	Barclays Capital	CHF	5,620,000	USD	6,977,655	(10,996)
08/24/26	JP Morgan Chase Bank	CHF	355,000	USD	441,880	(1,815)
08/24/26	HSBC Bank USA	EUR	714,000	USD	819,757	4,244
08/24/26	HSBC Bank USA	EUR	894,000	USD	1,021,487	10,245
08/24/26	UBS AG	EUR	945,000	USD	1,079,973	10,617
08/24/26	Citibank N.A.	EUR	2,869,000	USD	3,267,131	43,875
08/24/26	Morgan Stanley & Co.	GBP	5,125,000	USD	6,762,190	144,895
08/24/26	State Street Bank & Trust Co.	JPY	66,377,000	USD	407,928	9,905
08/24/26	Wells Fargo Bank NA	SEK	10,589,000	USD	1,090,315	22,887
08/24/26	Barclays Capital	SGD	526,000	USD	408,214	2,519
08/24/26	Barclays Capital	USD	9,573,200	CAD	13,586,000	(126,512)
08/24/26	Wells Fargo Bank NA	USD	814,086	CHF	661,000	(5,302)
08/24/26	Morgan Stanley & Co.	USD	2,180,191	DKK	14,290,000	(26,672)
08/24/26	UBS AG	USD	6,740,082	JPY	1,085,743,000	(94,498)
08/24/26	HSBC Bank USA	USD	1,090,937	PLN	4,111,000	(9,494)
08/24/26	Morgan Stanley & Co.	USD	871,505	SGD	1,125,000	(6,964)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						127,855

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan.
(c)	Fair valued using significant unobservable inputs.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $64,820.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
PLN —	Polish Zloty
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED (a)
COMMON STOCKS 1.6% OF NET ASSETS

United States 1.6%
Schwab Emerging Markets Equity ETF (b)	$25,301,208	$28,105,229	($39,877,242 )	$3,738,917	($2,003,498 )	$15,264,614	423,664	$680,920

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.
(b)	Issuer is affiliated with the fund’s investment adviser.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$180,849,831	$—	$180,849,831
Australia	25,359	29,574,612	—	29,599,971
Austria	16,499	2,684,961	—	2,701,460
Brazil	8,476,953	—	—	8,476,953
Canada	60,947,550	—	—	60,947,550
China	3,573,626	20,409,719	—	23,983,345
Denmark	711,867	18,331,647	—	19,043,514
France	1,882,175	60,767,841	—	62,650,016
Guernsey	1,174,192	—	—	1,174,192
Ireland	6,202,395	3,322,027	—	9,524,422
Israel	6,045,427	5,374,653	—	11,420,080
Italy	80,899	17,188,960	—	17,269,859
Japan	7,357,658	158,620,655	—	165,978,313
Kazakhstan	1,659,920	—	—	1,659,920
Luxembourg	10,239,985	402,657	—	10,642,642
Mexico	2,077,289	—	—	2,077,289
Netherlands	1,822,900	65,816,521	—	67,639,421
Norway	1,508,434	5,633,511	—	7,141,945
Panama	480,241	—	—	480,241
Republic of Korea	2,267,827	51,022,346	14,004	53,304,177
Singapore	6,390,618	4,765,825	—	11,156,443
Sweden	1,085,271	21,643,668	—	22,728,939
United Kingdom	4,568,066	94,125,271	—	98,693,337
United States	28,085,680	387,964	—	28,473,644
Preferred Stocks [1]	—	5,310,132	—	5,310,132
Warrants
Canada	—	—	0 *	0
Investment Companies [1]	15,264,614	—	—	15,264,614
Short-Term Investments [1]	42,297,427	—	—	42,297,427
Futures Contracts [2]	292,274	—	—	292,274
Forward Foreign Currency Exchange Contracts [2]	—	410,108	—	410,108
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(282,253)	—	(282,253)
Total	$214,535,146	$746,360,656	$14,004	$960,909,806

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG87632JUL26